Financial Instruments and Fair Value Measurements	12 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements
NOTE 12. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
In accordance with ASC 820, fair value measurements are required to be disclosed using a three-tiered fair value hierarchy which distinguishes market participant assumptions into the following categories:
•Level 1 — Quoted prices in active markets for identical assets or liabilities.
•Level 2 — Observable inputs other than quoted prices included in Level 1. The Company could value assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.
•Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. For the Company, this primarily includes the use of forecasted financial information and other valuation related assumptions such as discount rates and long term growth rates in the income approach as well as the market approach which utilizes certain market and transaction multiples.
Under ASC 820, certain assets and liabilities are required to be remeasured to fair value at the end of each reporting period. The following table summarizes those assets and liabilities measured at fair value on a recurring basis:

	June 30, 2024				June 30, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Interest rate derivatives - cash flow hedges	$—	$28	$—	$28	$—	$35	$—	$35
Equity and other securities	53	39	122	214	105	—	130	235
Total assets	$53	$67	$122	$242	$105	$35	$130	$270
Equity and Other Securities
The fair values of equity and other securities with quoted prices in active markets are determined based on the closing price at the end of each reporting period. These securities are classified as Level 1 in the fair value hierarchy outlined above. The fair values of equity and other securities without readily determinable fair market values are determined based on cost, less any impairment, plus or minus changes in fair value resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. These securities are classified as Level 3 in the fair value hierarchy outlined above.
A rollforward of the Company’s equity and other securities classified as Level 3 is as follows:

	For the fiscal years ended June 30,
	2024	2023
	(in millions)
Balance—beginning of year	$130	$103
Additions(a)	4	31
Sales	—	(3)
Returns of capital	(4)	(6)
Measurement adjustments	—	1
Foreign exchange and other	(8)	4
Balance—end of year	$122	$130
(a)The additions for the fiscal year ended June 30, 2023 primarily relate to Dow Jones’ investment in an artificial intelligence-focused data analytics company.
Derivative Instruments
The Company is directly and indirectly affected by risks associated with changes in certain market conditions. When deemed appropriate, the Company uses derivative instruments to mitigate the potential impact of these market risks. The primary market risk managed by the Company through the use of derivative instruments relates to interest rate risk arising from floating rate News Corporation borrowings.
The Company formally designates qualifying derivatives as hedge relationships and applies hedge accounting when considered appropriate. The Company does not use derivative financial instruments for trading or speculative purposes.
Derivatives are classified as current or non-current in the Balance Sheets based on their maturity dates. Refer to the table below for further details:

		Fair value as of June 30,
	Balance Sheet Classification	2024	2023
		(in millions)
Interest rate derivatives - cash flow hedges	Other current assets	$14	$15
Interest rate derivatives - cash flow hedges	Other non-current assets	14	20
Cash Flow Hedges
The Company utilizes interest rate derivatives to mitigate interest rate risk in relation to future interest and principal payments.
The total notional value of interest rate swap derivatives designated for hedging was approximately $484 million as of June 30, 2024 for News Corporation borrowings. The maximum hedged term over which the Company is hedging exposure to variability in interest payments is to March 2027. As of June 30, 2024, the Company estimates that approximately $14 million of net derivative gains related to its interest rate swap derivative cash flow hedges included in Accumulated other comprehensive loss will be reclassified into the Statements of Operations within the next twelve months.
The following tables present the impact that changes in the fair values had on Accumulated other comprehensive loss and the Statements of Operations during the fiscal years ended June 30, 2024, 2023 and 2022 for derivatives designated as cash flow hedges:
Gains (losses) recognized in Accumulated other comprehensive loss for the fiscal years ended June 30, 2024, 2023 and 2022, by derivative instrument:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Interest rate derivatives—cash flow hedges	$10	$29	$13
(Gains) losses reclassified from Accumulated other comprehensive loss into the Statements of Operations for the fiscal years ended June 30, 2024, 2023 and 2022, by derivative instrument:

	Income Statement Classification	For the fiscal years ended June 30,
		2024	2023	2022
		(in millions)
Interest rate derivatives - cash flow hedges	Interest expense, net	$(17)	$(9)	$2
Nonrecurring Fair Value Measurements
In addition to assets and liabilities that are remeasured at fair value on a recurring basis, the Company has certain assets, primarily goodwill, intangible assets, equity method investments and property, plant and equipment, that are not required to be remeasured to fair value at the end of each reporting period. On an ongoing basis, the Company monitors whether events occur or circumstances change that would more likely than not reduce the fair values of these assets below their carrying amounts. If the Company determines that these assets are impaired, the Company would write down these assets to fair value. These nonrecurring fair value measurements are considered to be Level 3 in the fair value hierarchy.
Other Fair Value Measurements
As of June 30, 2024, the carrying value of the Company’s outstanding borrowings approximates the fair value. The 2022 Senior Notes and the 2021 Senior Notes are classified as Level 2 and the remaining borrowings are classified as Level 3 in the fair value hierarchy.